Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Preferred stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	44,549,729	44,285,108
Common stock, shares outstanding	40,125,184	39,860,563
Common stock,par value	$ 0.01	$ 0.01
Treasury stock, shares	4,424,545	4,424,545
Treasury stock, par value	$ 0.01	$ 0.01